EFFECT FROM IFRS 15 IMPLEMENTATION	12 Months Ended
Dec. 31, 2018
EFFECT FROM IFRS 15 IMPLEMENTATION
EFFECT FROM IFRS 15 IMPLEMENTATION

3.       EFFECT FROM IFRS 15 IMPLEMENTATION

The effects of IFRS 15 adoption on the Group’s consolidated statement of financial position as of December 31, 2018 are presented below:

	As if IFRS
	15 was not	IFRS 15	As
	applied	adjustments	reported
ASSETS
NON-CURRENT ASSETS:
Property, plant and equipment	278,002	(1,559)	276,443
Other intangible assets	88,945	7,017	95,962
Investments in associates	10,772	(37)	10,735
Other non financial assets	3,424	1,614	5,038
Total non-current assets	640,024	7,035	647,059
CURRENT ASSETS:
Other non financial assets	1,238	100	1,338
Total current assets	268,834	100	268,934
TOTAL ASSETS	908,858	7,135	915,993
EQUITY AND LIABILITIES
EQUITY:
Retained earnings	108,243	2,703	110,946
Accumulated other comprehensive loss	(1,158)	94	(1,064)
Equity attributable to owners of the Company	62,477	2,797	65,274
Non-controlling interests	12,269	22	12,291
Total equity	74,746	2,819	77,565
NON-CURRENT LIABILITIES:
Deferred tax liabilities	23,740	699	24,439
Total non-current liabilities	542,258	699	542,957
CURRENT LIABILITIES:
Contract liabilities	17,980	3,617	21,597
Total current liabilities	291,854	3,617	295,471
TOTAL EQUITY AND LIABILITIES	908,858	7,135	915,993

The effects of IFRS 15 adoption on the Group’s consolidated statements of profit or loss for the twelve months ended December 31, 2018 are presented below:

	As if IFRS
	15 was not	IFRS 15	As
	applied	adjustments	reported
Service revenue	413,067	(2,177)	410,890
Revenue	482,470	(2,177)	480,293
Cost of services	114,458	(2,057)	112,401
Cost of goods	64,169	(300)	63,869
Selling, general and administrative expenses	91,887	(3,941)	87,946
Depreciation and amortization	100,687	3,901	104,588
Operating profit	115,965	220	116,185
Profit before tax	83,631	220	83,851
Income tax expense	16,925	44	16,969
Profit for the year	66,706	176	66,882
Profit for the period attributable to:
Owners of the Company	6,672	176	6,848

The effects of IFRS 15 adoption on the Group’s consolidated statements of cash flows for the twelve months ended December 31, 2018 are presented below:

	As if IFRS 15
	was not	IFRS 15	As
	applied	adjustments	reported
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit for the year	7,656	176	7,832
Adjustments for:
Depreciation and amortization	100,687	3,901	104,588
Income tax expense	16,925	44	16,969
Movements in operating assets and liabilities:
Decrease in trade and other payables and other current liabilities	(10,896)	(266)	(11,162)

NET CASH PROVIDED BY OPERATING ACTIVITIES	150,535	3,855	154,390
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost to obtain and fulfill contracts, paid	—	(4,764)	(4,764)
Other investing activities	(909)	909	—
NET CASH USED IN INVESTING ACTIVITIES	(74,534)	(3,855)	(78,389)